Schedule of Investments

September 30, 2022 (unaudited)

Moderate Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 18.1%

Communication Services - 0.7%
Alphabet Inc (2)	7,016	674,588
Comcast Corp	3,221	94,472
Cumulus Media Inc (2)	133	935
Entravision Communications Corp	537	2,132
IDT Corp (2)	1,500	37,245
Liberty TripAdvisor Holdings Inc (2)	971	1,058
Meta Platforms Inc (2)	1,419	192,530
Netflix Inc (2)	83	19,542
Telephone and Data Systems Inc	76	1,056
T-Mobile US Inc (2)	801	107,470
Verizon Communications Inc	27	1,025

		1,132,053

Consumer Discretionary - 1.9%
Amazon.com Inc (2)	1,686	190,518
AutoZone Inc (2)	29	62,116
Best Buy Co Inc	798	50,545
Booking Holdings Inc (2)	156	256,341
BorgWarner Inc	1,202	37,743
Buckle Inc/The	76	2,406
Burlington Stores Inc (2)	497	55,609
Cavco Industries Inc (2)	9	1,852
Dillard’s Inc	4	1,091
Domino’s Pizza Inc	2	620
eBay Inc	15	552
Expedia Group Inc (2)	13	1,218
Ford Motor Co	5,667	63,470
Frontdoor Inc (2)	58	1,183
Garmin Ltd	22	1,767
General Motors Co	3,751	120,370
Goodyear Tire & Rubber Co/The (2)	219	2,210
Grand Canyon Education Inc (2)	824	67,774
H&R Block Inc	105	4,467
Home Depot Inc/The	1,397	385,488
Lear Corp	5	598
Lennar Corp	37	2,758
LKQ Corp	167	7,874
Lowe’s Cos Inc	514	96,534
Lululemon Athletica Inc (2)	737	206,036
M/I Homes Inc (2)	719	26,049
Macy’s Inc	7,957	124,686
Malibu Boats Inc (2)	52	2,495

McDonald’s Corp	63	14,537
O’Reilly Automotive Inc (2)	252	177,244
Oxford Industries Inc	31	2,783
Patrick Industries Inc	48	2,104
Qurate Retail Inc	1,113	2,237
Ross Stores Inc	7	590
Skechers USA Inc (2)	64	2,030
Skyline Champion Corp (2)	1,106	58,474
Smith & Wesson Brands Inc	723	7,498
Sonos Inc (2)	4,653	64,677
Starbucks Corp	3,151	265,503
Tapestry Inc	846	24,052
Target Corp	201	29,826
Tesla Inc (2)	432	114,588
TJX Cos Inc/The	1,791	111,257
Town Sports International Holdings Inc (2)(6)	961	0
Tractor Supply Co	357	66,359
TravelCenters of America Inc (2)	22	1,186
Tupperware Brands Corp (2)	190	1,245
Ulta Beauty Inc (2)	284	113,938
Whirlpool Corp	527	71,045
Yum! Brands Inc	486	51,681

		2,957,224

Consumer Staples - 0.8%
Albertsons Cos Inc	2,284	56,780
Archer-Daniels-Midland Co	2,012	161,865
Bunge Ltd	7	578
Casey’s General Stores Inc	9	1,823
Coca-Cola Co/The	28	1,569
Coca-Cola Consolidated Inc	2	823
Costco Wholesale Corp	873	412,292
Flowers Foods Inc	66	1,630
General Mills Inc	3,334	255,418
Ingles Markets Inc	16	1,267
Ingredion Inc	39	3,140
Keurig Dr Pepper Inc	39	1,397
Kimberly-Clark Corp	15	1,688
Kroger Co/The	145	6,344
Lamb Weston Holdings Inc	8	619
Molson Coors Beverage Co	29	1,392
Mondelez International Inc	38	2,084
PepsiCo Inc	1,184	193,300
Tyson Foods Inc	1,199	79,050
Walmart Inc	573	74,318

		1,257,377

Energy - 1.4%
Antero Resources Corp (2)	38	1,160
APA Corp	1,283	43,866
Arch Resources Inc	7	830
Baker Hughes Co	37	776
Berry Corp	301	2,258

Bristow Group Inc (2)	305	7,164
California Resources Corp	116	4,458
Callon Petroleum Co (2)	21	735
Centrus Energy Corp (2)	291	11,925
ChampionX Corp	156	3,053
Cheniere Energy Inc	578	95,896
Chevron Corp	2,810	403,713
Chord Energy Corp	9	1,231
Civitas Resources Inc	84	4,821
Comstock Resources Inc (2)	114	1,971
ConocoPhillips	1,108	113,393
Continental Resources Inc/OK	69	4,610
Coterra Energy Inc	54	1,410
CVR Energy Inc	38	1,101
Delek US Holdings Inc	57	1,547
Denbury Inc (2)	42	3,623
Devon Energy Corp	37	2,225
Diamondback Energy Inc	80	9,637
Dorian LPG Ltd	81	1,099
DT Midstream Inc	157	8,147
EOG Resources Inc	679	75,865
EQT Corp	91	3,708
Excelerate Energy Inc	26	608
Exxon Mobil Corp	5,251	458,465
FLEX LNG Ltd	56	1,774
Golar LNG Ltd (2)	71	1,769
Gulfport Energy Corp (2)	10	883
Halliburton Co	953	23,463
Hess Corp	255	27,792
HF Sinclair Corp	103	5,546
International Seaways Inc	33	1,159
Kinder Morgan Inc	68	1,132
Kinetik Holdings Inc	25	815
Laredo Petroleum Inc (2)	30	1,886
Magnolia Oil & Gas Corp	67	1,327
Marathon Oil Corp	67	1,513
Marathon Petroleum Corp	3,265	324,312
Matador Resources Co	51	2,495
Murphy Oil Corp	54	1,899
Northern Oil and Gas Inc	43	1,179
Occidental Petroleum Corp	137	8,419
ONEOK Inc	891	45,655
Ovintiv Inc	877	40,342
Par Pacific Holdings Inc (2)	50	821
PBF Energy Inc (2)	55	1,934
PDC Energy Inc	48	2,774
Peabody Energy Corp (2)	56	1,390
Phillips 66	675	54,486
Pioneer Natural Resources Co	181	39,192
Range Resources Corp	54	1,364
Ranger Oil Corp	43	1,352
REX American Resources Corp (2)	22	614
SandRidge Energy Inc (2)	69	1,125
Schlumberger NV	2,471	88,709
Scorpio Tankers Inc	54	2,270

SilverBow Resources Inc (2)	45	1,210
SM Energy Co	39	1,467
Talos Energy Inc (2)	102	1,698
Targa Resources Corp	1,158	69,874
Teekay Corp (2)	502	1,802
Teekay Tankers Ltd (2)	38	1,047
Valero Energy Corp	839	89,647
Westmoreland Coal Co (2)(6)	773	0
Williams Cos Inc/The	109	3,121
World Fuel Services Corp	154	3,610

		2,132,162

Financials - 3.0%
Aflac Inc	51	2,866
Ally Financial Inc	3,260	90,726
Amalgamated Financial Corp	54	1,218
American Equity Investment Life Holding Co	273	10,180
American Express Co	304	41,013
American Financial Group Inc/OH	277	34,052
American International Group Inc	7,151	339,529
Argo Group International Holdings Ltd	210	4,045
Axis Capital Holdings Ltd	12	590
Bank of New York Mellon Corp/The	3,966	152,770
Bank OZK	52	2,057
Berkshire Hathaway Inc (2)	6,682	1,784,228
Blucora Inc (2)	30	580
Capital One Financial Corp	90	8,295
Charles Schwab Corp/The	3,151	226,462
Chubb Ltd	368	66,932
East West Bancorp Inc	2,786	187,052
Essent Group Ltd	453	15,796
Evercore Inc	25	2,056
FB Financial Corp	153	5,846
Fidelity National Financial Inc	1,207	43,693
Fifth Third Bancorp	33	1,055
Hartford Financial Services Group Inc/The	773	47,880
Heartland Financial USA Inc	14	607
International Bancshares Corp	43	1,828
Loews Corp	22	1,096
Marsh & McLennan Cos Inc	5,172	772,128
Medley Management Inc (2)(6)	27	0
Midland States Bancorp Inc	24	566
Moelis & Co	583	19,711
Mr Cooper Group Inc (2)	178	7,209
NMI Holdings Inc (2)	100	2,037
Northern Trust Corp	37	3,166
Old Republic International Corp	118	2,470
Pathward Financial Inc	565	18,622
Radian Group Inc	55	1,061
Regions Financial Corp	3,701	74,279
Reinsurance Group of America Inc	61	7,674
State Street Corp	789	47,979
Stewart Information Services Corp	1,891	82,523
Synchrony Financial	1,558	43,920

TPG RE Finance Trust Inc	124	868
TrustCo Bank Corp NY	36	1,131
Univest Financial Corp	49	1,151
Unum Group	29	1,125
W R Berkley Corp	81	5,231
Walker & Dunlop Inc	76	6,363
Waterstone Financial Inc	69	1,115
Willis Towers Watson PLC	1,878	377,365

		4,550,146

Healthcare - 3.6%
Abbott Laboratories	9	871
AbbVie Inc	2,060	276,473
Align Technology Inc (2)	293	60,683
Alnylam Pharmaceuticals Inc (2)	3	600
AmerisourceBergen Corp	17	2,301
Amgen Inc	1,959	441,559
Amphastar Pharmaceuticals Inc (2)	30	843
Assertio Holdings Inc (2)	263	597
Biogen Inc (2)	88	23,496
Bristol-Myers Squibb Co	3,544	251,943
Cardinal Health Inc	3,485	232,380
Catalent Inc (2)	1,093	79,089
Catalyst Pharmaceuticals Inc (2)	88	1,129
Centene Corp (2)	657	51,121
Chemed Corp	2	873
Cigna Corp	440	122,087
CVS Health Corp	424	40,437
Danaher Corp	37	9,557
Dexcom Inc (2)	580	46,713
Elevance Health Inc	12	5,451
Eli Lilly & Co	953	308,153
Emergent BioSolutions Inc (2)	33	693
Enhabit Inc (2)	103	1,446
Exact Sciences Corp (2)	73	2,372
Fulgent Genetics Inc (2)	2,624	100,027
Genprex Inc (2)	631	890
Gilead Sciences Inc	5,129	316,408
HCA Healthcare Inc	6	1,103
Humana Inc	155	75,204
IDEXX Laboratories Inc (2)	4	1,303
ImmunityBio Inc (2)	201	999
Incyte Corp (2)	9	600
Johnson & Johnson	4,123	673,533
Laboratory Corp of America Holdings	138	28,264
McKesson Corp	296	100,602
Merck & Co Inc	3,584	308,654
Moderna Inc (2)	1,145	135,396
Molina Healthcare Inc (2)	60	19,790
Neurocrine Biosciences Inc (2)	11	1,168
Orthofix Medical Inc (2)	38	726
Pfizer Inc	3,577	156,530
Quest Diagnostics Inc	20	2,454
QuidelOrtho Corp (2)	503	35,954

RadNet Inc (2)	254	5,169
Regeneron Pharmaceuticals Inc (2)	213	146,729
SIGA Technologies Inc	86	886
UnitedHealth Group Inc	1,115	563,120
Universal Health Services Inc	24	2,116
Veeva Systems Inc (2)	4	660
Veracyte Inc (2)	8,148	135,257
Vertex Pharmaceuticals Inc (2)	516	149,403
Viatris Inc	3,418	29,121
Vir Biotechnology Inc (2)	119	2,294
West Pharmaceutical Services Inc	683	168,073
Zimmer Biomet Holdings Inc	670	70,049
Zoetis Inc	1,725	255,800

		5,449,149

Industrials - 1.9%
AECOM	9	615
AGCO Corp	6	577
AMETEK Inc	19	2,155
Argan Inc	41	1,319
Atkore Inc (2)	450	35,015
BlueLinx Holdings Inc (2)	69	4,285
Boise Cascade Co	129	7,670
Brady Corp	41	1,711
Builders FirstSource Inc (2)	1,860	109,591
BWX Technologies Inc	22	1,108
Cintas Corp	3	1,165
Copart Inc (2)	7,917	842,369
CoStar Group Inc (2)	2,526	175,936
Distribution Solutions Group Inc (2)	21	592
Dover Corp	5	583
Eaton Corp PLC	9	1,200
EMCOR Group Inc	1,027	118,598
Emerson Electric Co	13	952
Encore Wire Corp	5	578
Expeditors International of Washington Inc	7	618
Fortune Brands Home & Security Inc	2,205	118,386
Genco Shipping & Trading Ltd	138	1,729
General Dynamics Corp	1,225	259,908
GrafTech International Ltd	186	802
H&E Equipment Services Inc	114	3,231
Heidrick & Struggles International Inc	70	1,819
Hubbell Inc	21	4,683
Huntington Ingalls Industries Inc	3	665
ITT Inc	9	588
Karat Packaging Inc (2)	58	927
Leidos Holdings Inc	260	22,742
Lincoln Electric Holdings Inc	5	629
Lockheed Martin Corp	698	269,630
ManpowerGroup Inc	171	11,062
Matson Inc	249	15,318
McGrath RentCorp	16	1,342
MDU Resources Group Inc	105	2,872
MSC Industrial Direct Co Inc	8	582

Mueller Industries Inc	545	32,395
MYR Group Inc (2)	7	593
Nordson Corp	6	1,274
Northrop Grumman Corp	338	158,968
nVent Electric PLC	1,004	31,736
Old Dominion Freight Line Inc	3	746
Owens Corning	8	629
PACCAR Inc	308	25,777
Parker-Hannifin Corp	5	1,212
Primoris Services Corp	84	1,365
Raytheon Technologies Corp	7	573
Regal Rexnord Corp	15	2,105
Republic Services Inc	11	1,496
Ryder System Inc	25	1,887
Sensata Technologies Holding PLC	35	1,305
Southwest Airlines Co (2)	2,192	67,601
TrueBlue Inc (2)	30	572
UFP Industries Inc	41	2,959
United Parcel Service Inc	394	63,647
United Rentals Inc (2)	159	42,949
Univar Solutions Inc (2)	48	1,092
V2X Inc (2)	18	637
Valmont Industries Inc	11	2,955
Verisk Analytics Inc	506	86,288
Vicor Corp (2)	18	1,065
Waste Management Inc	1,776	284,533
WESCO International Inc (2)	9	1,074
WW Grainger Inc	4	1,957

		2,842,942

Information Technology - 4.4%
Amkor Technology Inc	2,649	45,165
Amphenol Corp	9	603
Apple Inc	15,900	2,197,380
Applied Materials Inc	7	574
Arrow Electronics Inc (2)	1,130	104,175
Avid Technology Inc (2)	123	2,861
Avnet Inc	2,163	78,128
Cadence Design Systems Inc (2)	11	1,798
CDW Corp/DE	634	98,955
Cisco Systems Inc	1,894	75,760
Cognizant Technology Solutions Corp	10	574
CommVault Systems Inc (2)	34	1,803
Corning Inc	119	3,453
Dell Technologies Inc	68	2,324
Euronet Worldwide Inc (2)	250	18,940
Extreme Networks Inc (2)	45	588
Fabrinet (2)	7	668
Intel Corp	2,021	52,081
International Money Express Inc (2)	35	798
Intuit Inc	555	214,963
Jabil Inc	4,428	255,540
Littelfuse Inc	6	1,192
Manhattan Associates Inc (2)	2,976	395,897

Mastercard Inc	169	48,053
Microsoft Corp	8,143	1,896,504
Monolithic Power Systems Inc	126	45,788
NetScout Systems Inc (2)	39	1,221
NortonLifeLock Inc	1,397	28,136
Oracle Corp	1,390	84,887
QUALCOMM Inc	3,016	340,748
Sanmina Corp (2)	55	2,534
Skyworks Solutions Inc	12	1,023
StarTek Inc (2)	631	1,893
Synopsys Inc (2)	1,242	379,443
Texas Instruments Inc	2,182	337,730
Vishay Intertechnology Inc	60	1,067
Zoom Video Communications Inc (2)	1,024	75,356

		6,798,603

Materials - 0.3%
AdvanSix Inc	57	1,830
Air Products and Chemicals Inc	5	1,164
Alcoa Corp	54	1,818
Alpha Metallurgical Resources Inc	27	3,695
Arconic Corp (2)	35	596
Avery Dennison Corp	7	1,139
Berry Global Group Inc (2)	22	1,024
CF Industries Holdings Inc	53	5,101
Chemours Co/The	116	2,859
Clearwater Paper Corp (2)	22	827
Dow Inc	1,242	54,561
Eagle Materials Inc	56	6,002
Flotek Industries Inc (2)	676	676
Freeport-McMoRan Inc	454	12,408
Louisiana-Pacific Corp	2,319	118,710
LyondellBasell Industries NV	816	61,428
Mosaic Co/The	22	1,063
Newmont Corp	118	4,960
Nucor Corp	681	72,860
Olin Corp	69	2,959
Packaging Corp of America	5	561
Reliance Steel & Aluminum Co	14	2,442
Royal Gold Inc	19	1,783
Ryerson Holding Corp	64	1,647
Schnitzer Steel Industries Inc	157	4,468
Southern Copper Corp	457	20,492
Steel Dynamics Inc	413	29,302
SunCoke Energy Inc	184	1,069
Sylvamo Corp	34	1,153
Trinseo PLC	223	4,085
United States Steel Corp	948	17,178
Valvoline Inc	42	1,064
Warrior Met Coal Inc	39	1,109
Westrock Co	64	1,977

		444,010

Real Estate Investment Trust - 0.0%
CorEnergy Infrastructure Trust Inc		2,011	3,197
Rafael Holdings Inc (2)		530	954
RAIT Financial Trust (2)(6)		751	0
Spirit MTA REIT Liquidating Trust (2)(6)		1,024	0
Trinity Place Holdings Inc (2)		845	746

			4,897

Utilities - 0.1%
AES Corp/The		258	5,831
American States Water Co		458	35,701
American Water Works Co Inc		18	2,343
Brookfield Renewable Corp		108	3,529
CenterPoint Energy Inc		83	2,339
Clearway Energy Inc		103	3,281
Duke Energy Corp		6	558
FirstEnergy Corp		16	592
National Fuel Gas Co		77	4,739
NorthWestern Corp		12	591
NRG Energy Inc		642	24,569
UGI Corp		2,520	81,473
Vistra Corp		28	588
Xcel Energy Inc		24	1,536

			167,670

Total Common Stocks (United States)	(Cost	$24,901,493)	27,736,233

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (7)		252	6,791

Total Preferred Stock (United States)	(Cost	$6,299)	6,791

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(6)		1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(6)		1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(6)		7	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(6)		3	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		48	427
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		15	272
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(6)		3	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		26	559
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		13	272

Total Warrants (United States)	(Cost	$941)	1,530

Registered Investment Companies - 19.9%

U.S. Fixed Income - 19.9%
Baird Core Plus Bond Fund - Class I		234,880	2,283,031
BBH Limited Duration Fund - Class I		110,853	1,098,553

Diamond Hill Short Duration Securitized Bond Fund - Class Y		410,409	3,894,782
DoubleLine Total Return Bond Fund - Class I		300,437	2,664,877
Frost Total Return Bond Fund - Class I		167,604	1,563,742
Guggenheim- Total Return Bond Fund - Class I		48,988	1,133,590
iShares Core U.S. Aggregate Bond ETF (8)		101,179	9,747,585
PGIM Short-Term Corporate Bond Fund - Class Q		379,228	3,818,828
Pioneer Bond Fund - Class K		186,643	1,517,411
Segall Bryant & Hamill Plus Bond Fund - Class I		304,987	2,729,634

Total Registered Investment Companies	(Cost	$32,568,550)	30,452,033

Money Market Registered Investment Companies - 62.1%

Federated Hermes Government Obligations Fund, 2.86%		32,285,000	32,285,000
Meeder Institutional Prime Money Market Fund, 2.85% (3)		62,674,656	62,662,121

Total Money Market Registered Investment Companies	(Cost	$94,930,108)	94,947,121

Bank Obligations - 0.2%

Metro City Bank Deposit Account, 0.05%, 10/1/2022 (4)		248,869	248,869

Total Bank Obligations	(Cost	248,869)	248,869

Total Investments - 100.3%	(Cost	$152,656,260)	153,392,577

Liabilities less Other Assets - (0.3%)			(486,493)

Total Net Assets - 100.0%			152,906,084

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		569	6,475
Meeder Dynamic Allocation Fund - Retail Class		1,395	14,745
Meeder Muirfield Fund - Retail Class		1,815	14,593
Meeder Conservative Allocation Fund - Retail Class		178	3,688

Total Trustee Deferred Compensation	(Cost	$42,945)	39,501

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(12)	12/16/2022	(2,649,840)	184,663
Mini MSCI EAFE Index Futures	60	12/16/2022	4,981,800	(517,524)
Mini MSCI Emerging Markets Index Futures	22	12/16/2022	958,650	(108,798)
Russell 2000 Mini Index Futures	23	12/16/2022	1,920,270	(220,771)
Standard & Poors 500 Mini Futures	(13)	12/16/2022	(2,340,975)	43,381

Total Futures Contracts	80		2,869,905	(619,049)

(1)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$153,143,708	$(619,049)
Level 2 - Other Significant Observable Inputs	248,869	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$153,392,577	$(619,049)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2022.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(7)	Preferred stock.

(8)	Exchange-traded fund.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.